Statutory capital and surplus - Dividend Capacity, Capital Maintenance and Safety Reserve (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 SEK (kr)
Dividend Capacity
Dividend declaration notice period		10 days	10 days
Target capital level		120.00%			120.00%
Dividends paid to shareholders		$ 0.0		$ 0.0
Net unrestricted cash, short term investments, and fixed maturity investments		42.9
Safety Reserve
Deferred tax liability		$ 281.0		302.2
Swedish Tax Authority
Safety Reserve
Statutory tax rate (as a percent)		21.40%	21.40%
Additional tax expense		$ 1.2	kr 11.4
Deferred tax liability		$ 13.5			kr 131.2
Sirius Bermuda
Dividend Capacity
Percentage of regulatory capital available for distribution without prior approval of regulatory authorities		25.00%	25.00%
Minimum number of days before, capital to be transferred		7 days	7 days
Amount available for dividend payments		$ 523.8
Ownership percentage		87.00%			87.00%
Dividends paid		$ 80.0
Sirius International
Dividend Capacity
Amount available for dividend payments		$ 401.5
Ownership percentage		82.00%			82.00%
Dividends paid		$ 17.7	kr 167.1
Safety Reserve
Safety reserve		1,100.0			kr 10,200.0
Amount equal to the deferred tax liability on the safety reserve that is included in solvency capital		$ 225.9
Sirius America
Dividend Capacity
Percentage of statutory surplus available for dividend payments without regulatory approval		10.00%	10.00%
Earned surplus		$ 88.8
Capital Maintenance
Statutory risk-based capital required, percent		125.00%			125.00%
U.S. | Sirius America
Dividend Capacity
Actual statutory capital and surplus		$ 522.1		$ 522.2
Scenario, Forecast | Swedish Tax Authority
Safety Reserve
Statutory tax rate (as a percent)	20.60%